Contingencies (Details Narrative) - Uptick Capital L L C [Member] - Advisory Agreement [Member]	Aug. 07, 2017 USD ($) shares
Proceeds from Previous Acquisition	$ 2,500
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures | shares	50,000
Cash Acquired from Acquisition	$ 10,000
Conversion of Stock, Amount Issued	$ 100,000